SHARE BASED COMPENSATION (Summary of Non-vested Shares) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of option outstanding
Nonvested at January 1, 2015	9,152,000
Granted	1,760,000
Vested	(3,244,000)
Forfeited	(280,000)
Nonvested at December 31, 2015	7,388,000	9,152,000
Expected to vest as of December 31, 2015	3,033,188
Weighted-average fair value on grant date (RMB/Share)
Non-vested at January 1, 2016	¥ 26.52
Granted	17.48
Vested	20.89
Forfeited	24.17
Non-vested at December 31, 2016	14.97	¥ 26.52
Expected to vest as of December 31, 2016	¥ 14.52
Fair Value Of Shares Vested	¥ 67,773,486	¥ 67,627,740	¥ 20,422,248